Earnings per Share - Additional Information (Detail) - shares	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock-based compensation plans, excluded from the calculation of diluted earnings per share, anti-dilutive shares of stock	2,871,000	3,057,000	3,095,000